Non-current bank credit lines and loan facilities - Narrative (Details)					2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 29, 2021 USD ($)	Sep. 27, 2021 USD ($)	Jul. 01, 2021 USD ($)	Dec. 08, 2020 USD ($) tranche	Dec. 31, 2021 USD ($)	Nov. 09, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total financing costs							$ 182,423,000	$ 13,019,000	$ 13,276,000
Cash paid for interest							106,205,000	$ 13,062,000	$ 13,059,000
Issue of senior notes, number of tranches | tranche				2
Long-term debt at fair value					$ 5,507,200,000		5,507,200,000
PRA Health Sciences, Inc
Debt Instrument [Line Items]
Total financing costs							$ 86,700,000
Term loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					2.75%	3.00%	2.50%
Basis spread on variable rate, step down percentage (in percent)							0.25%
First lien net leverage ratio					4		4
Decrease in basis spread on variable rate					0.25%
Term loan | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
First lien net leverage ratio					4.00		4.00
Term loan | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							0.50%
First lien net leverage ratio					1.00		1.00
Senior secured revolving loan facility | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							0.60%
Senior secured revolving loan facility | Variable rate component one | Base rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							1.00%
Senior secured revolving loan facility | Variable rate component one | Base rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							0.25%
Senior secured revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							1.60%
Senior secured revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							2.00%
Senior secured revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							1.25%
Senior Secured Credit Facility | Senior secured credit facility and senior secured notes
Debt Instrument [Line Items]
Debt discount paid					$ 27,600,000		$ 27,600,000
Senior Secured Credit Facility | Term loan
Debt Instrument [Line Items]
Debt instrument, face amount			$ 5,515,000,000
Debt instrument, interest rate (in percent)			1.00%		2.75%		2.75%
Repayments of senior debt	$ 500,000,000	$ 13,800,000
Cash paid for interest	$ 40,800,000	$ 40,400,000
Payments of Debt Restructuring Costs							$ 5,600,000
Line of credit | Senior secured revolving loan facility | Revolving loan facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 300,000,000
Long-term line of credit					$ 0		0
Letter of credit | Senior secured revolving loan facility | Revolving loan facility
Debt Instrument [Line Items]
Letters of credit outstanding amount					$ 4,100,000		$ 4,100,000
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 500,000,000
Debt instrument, interest rate (in percent)			2.875%		2.875%		2.875%
Senior Notes | Senior Notes 2020
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt				$ 350,000,000
Effective interest rate (in percent)							2.41%
Repayments of debt			$ 364,000,000
Senior Notes | Series A notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 275,000,000
Debt instrument, interest rate (in percent)				2.32%
Senior Notes | Series B notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 75,000,000
Debt instrument, interest rate (in percent)				2.43%